Foreign Exchange Gain (Loss) - Summary of Foreign Exchange Gain (Loss) (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreign exchange gain (loss) [abstract]
Foreign exchange gain (loss)	€ (11,655)	€ (30,830)